Net Loss Per Common Share - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2013
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Amounts allocated to participating securities	$ 0	$ 0	$ 0
Participating securities outstanding, shares	0	0	0
Convertible Notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Aggregate principal amount				$ 125,000,000
Interest rate (as a percent)				4.50%
Aggregate principal amount of outstanding debt	$ 60,800,000